Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	abfstephindex-20160113_SupplementTextBlock

American Beacon  Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund

Supplement dated January 13, 2016
to the
Prospectus and Summary Prospectuses dated April 30, 2015
Each as Previously Amended or Supplemented

The table in the "Fund Summaries - American Beacon Stephens Mid-Cap Growth – Fund Performance -  Average total returns for periods ended December 31, 2014" section of the Prospectus, is deleted and replaced with the following;

Average annual total returns for periods ended December 31 2014
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	2/1/2006
Returns Before Taxes	2/1/2006	2.97%	15.49%	7.47%
Returns After Taxes on Distributions	2/1/2006	1.36%	14.89%	7.16%
Returns After Taxes on Distributions and Sales of Fund Shares	2/1/2006	3.02%	12.51%	6.03%
	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	2/24/2012	2.97%	15.45%	7.45%
C	2/24/2012	2.21%	14.98%	7.21%
Y	2/24/2012	3.31%	15.71%	7.59%
Institutional	8/31/2006	3.41%	15.87%	9.49%
		1 Year	5 Years	Since Inception of Investor Class (2/1/2006)
Index (Reflects no deduction for fees expenses or taxes)
Russell Midcap Growth Index		11.90%	16.94%	8.50%
S&P 500 Index*		13.69%	15.45%	7.72%

*
The Fund's primary benchmark is the Russell Midcap Growth Index. The Manager and the sub-advisor have elected to use the Russell Midcap Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.

The table in the "Fund Summaries - American Beacon Stephens Small Cap Growth Fund - Fund Performance - Average total returns for periods ended December 31, 2014" section of the Prospectus, is deleted and replaced with the following;

Average annual total returns for periods ended December 31 2014
	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	12/1/2005
Returns Before Taxes		(3.35%)	15.43%	7.99%
Returns After Taxes on Distributions		(4.33%)	14.42%	7.47%
Returns After Taxes on Distributions and Sales of Fund Shares		(1.08%)	12.54%	6.52%
	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
Institutional	8/31/2006	(3.08%)	15.74%	9.31%
Y	2/24/2012	(3.14%)	15.58%	8.07%
A	2/24/2012	(3.54%)	15.30%	7.92%
C	2/24/2012	(4.20%)	14.82%	7.68%
		1 Year	5 Years	Since Inception of Investor Class (12/1/2005)
Index (Reflects no deduction for fees expenses or taxes)
Russell 2000 Growth Index		5.60%	16.80%	8.70%
S&P 500 Index*		13.69%	15.45%	7.77%
*
The Fund's primary benchmark is the Russell 2000 Growth Index. The Manager and the sub-advisor have elected to use the Russell 2000 Growth Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.

(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31 2014
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Russell Midcap Growth Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	16.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%	[1]
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | S&P 500 Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	15.45%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[1],[2]
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	15.49%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	14.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	14.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Class Y
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	15.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
(American Beacon Funds) | (American Beacon Stephens Mid-Cap Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	15.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31 2014
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Russell 2000 Growth Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%	[3]
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | S&P 500 Index (Reflects no deduction for fees expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.69%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.45%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%	[3],[4]
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Investor Class
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
1 Year	rr_AverageAnnualReturnYear01	(3.35%)
5 Years	rr_AverageAnnualReturnYear05	15.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Investor Class | Returns After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
1 Year	rr_AverageAnnualReturnYear01	(4.33%)
5 Years	rr_AverageAnnualReturnYear05	14.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2005
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	12.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
5 Years	rr_AverageAnnualReturnYear05	15.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Class Y
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
5 Years	rr_AverageAnnualReturnYear05	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	15.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
(American Beacon Funds) | (American Beacon Stephens Small Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
1 Year	rr_AverageAnnualReturnYear01	(4.20%)
5 Years	rr_AverageAnnualReturnYear05	14.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%

[1]	Since Inception of Investor Class (2/1/2006)
[2]	The Fund's primary benchmark is the Russell Midcap Growth Index. The Manager and the sub-advisor have elected to use the Russell Midcap Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.
[3]	Since Inception of Investor Class (12/1/2005)
[4]	The Fund's primary benchmark is the Russell 2000 Growth Index. The Manager and the sub-advisor have elected to use the Russell 2000 Growth Index as the Fund's primary benchmark because it is more reflective of the Fund's investment strategy than the S&P 500 Index.